Segment information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Items not included in segment depreciation and amortization:
All other operating segments	$ 172	$ 194	$ 177
Cost centers	99	97	128
Other	13	(8)	(18)
Total depreciation and amortization	2,527	2,296	2,336
Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	2,243	2,013	2,049
Machinery and Power Systems
Items not included in segment depreciation and amortization:
All other operating segments	172	194	177
Cost centers	99	97	128
Other	(2)	(16)	(18)
Total depreciation and amortization	1,802	1,573	1,594
Machinery and Power Systems | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	1,533	1,298	1,307
Financial Products
Items not included in segment depreciation and amortization:
Other	15	8
Total depreciation and amortization	725	723	742
Financial Products | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	$ 710	$ 715	$ 742